Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Schedule of classification of share-based compensation
	2010	2011	2012
Restaurant wages and related expenses	1,498	3,351	3,928
Selling, general and administrative	4,222	12,467	11,772
Total	5,720	15,818	15,700

Schedule of significant assumptions used in estimating the fair values of stock options

	2010	2011	2012

Suboptimal exercise factor	2.5	2.0 to 2.5	2.0 to 2.5
Risk-free interest rate	3.50% to 4.60%	2.97% to 4.41%	3.33%-3.50%
Volatility	43.10% to 46.73%	41.0% to 42.0%	40.6% to 41.2%
Dividend yield	—	—	—
Life of option	10 years	10 years	10 years

Schedule of option activities under the Option Plan

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		US$		US$

Outstanding, as of January 1, 2012	6,712,946	1.92	8.8years
Granted	1,571,000	2.36	—	—
Conversion to restricted shares	(3,688,250)	2.68	—	—
Cancellation and termination	(198,500)	1.49	—	—
Exercised	(144,124)	1.00	—	—
Outstanding, as of December 31, 2012	4,253,072	1.46	7.8 years	2,218
Vested and expected to vest as of December 31, 2012	3,391,103	1.48	7.8 years	1,743
Options exercisable at December 31,2012	1,169,857	1.22	7.4 years	788

Schedule of non-vested restricted shares activity

		Weighted-Average Grant Date
		Fair Value
		US$
Non-vested restricted shares outstanding at January 1, 2012	746,517	3.65
Granted	674,400	1.83
Granted to replace existing options	1,475,300	3.40
Vested	(416,467)	2.65
Cancellation and termination	(1,098,497)	2.62
Non-vested restricted shares outstanding at December 31, 2012	1,381,253	2.92